Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nature of Operations [Abstract]
Nature of Operations

Note 1 — Nature of Operations

Brief Overview:

NYIAX, Inc. (the “Company” or “NYIAX”) was incorporated on July 12, 2012, in the State of Delaware.

NYIAX connects Media Buyers (brands, advertisers or agencies) and Media Sellers (publishers or media) to execute media advertising sales contracts. NYIAX receives a commission or fee upon completion of the media advertising contract. NYIAX does not take ownership or positions of the media at any time during the process.

Going Concern, Liquidity and Capital Resources

The Company believes it does not have sufficient cash to meet working capital and capital requirements for at least twelve months from the issuance of these financial statements.

Historically, the Company’s liquidity needs have been met by the sale of common shares, the issuance of common shares through the exercise of warrants, and issuance of convertible note payable. Without a new loan or other equity support, the Company would not be able to support the current operating plans through twelve months from the issuance of these financial statements. No assurance can be given at this time, however, as to whether we will be able to raise new equity or loan support.

For the nine months ended September 30, 2023, the Company’s operations lost approximately $7.4 million. The Company generated negative cash flows from operations of approximately $2.8 million for the nine months ended September 30, 2023 of which approximately $2.5 million were non-cash expenses.

As of September 30, 2023, NYIAX had total current assets of approximately $280,000 of which approximately $169,000 was cash and total current liabilities of approximately $7.2 million of which approximately $2.1 million were convertible notes payable and accrued payment in kind interest payable in the Company’s common shares.

Future capital requirements will depend on many factors, including the Company’s rate of revenue growth and its level of expenditures. Additionally, the Company is planning an initial public offering of its common stock. To the extent that the initial public offering is not successful, or that existing capital resources, revenue growth and cash flow from operations are not sufficient to fund future activities, the Company may need to raise additional funds through equity or debt financing or curtail expenses. On October 31, 2023, NYIAX filed an amended registration statement on Form S-1 with plans to issue 1,875,000 shares of its common stock at a price of $4.00 per share. No assurances can be provided that any additional funding or alternative financing will be available at terms acceptable to the Company, if at all.

Management must evaluate whether there are conditions or events considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

NYIAX expects that in order to fully realize its longer-term goals, it will need to raise additional debt and equity capital. However, no assurances can be provided that additional funding or alternative financing will be available at terms acceptable to the Company, if at all.

The Company is also subject to certain business risks, including dependence on key employees, competition, market acceptance of the Company’s platform, ability to source demand from buyers of advertising inventory and dependence on growth to achieve its business plan.

Due to these factors, substantial doubt exists regarding the Company’s ability to continue as a going concern through twelve months from the issuance date of these financial statements. Management has taken the steps to reduces the losses significantly by curtailing certain aspects of its operations or expansion activities. The financial statements for the period ended September 30, 2023, do not include any adjustment relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

The Company has been and could in the future be adversely affected by health epidemics, such as the global COVID-19 pandemic. While the COVID-19 pandemic has generally accelerated a move from traditional media to digital media, many marketers have decreased or paused their advertising spending as a response to the economic uncertainty, decline in business activity, and other COVID-related impacts, which have negatively impacted, and may continue to negatively impact, our revenue and results of operations, the extent and duration of which we may not be able to accurately predict. As a result, our financial condition and results of operations may be adversely impacted.

Note 1 — Organization and Nature of Business

Brief Overview:

NYIAX, Inc. (the “Company” or “NYIAX”) was incorporated on July 12, 2012 in the State of Delaware.

NYIAX connects Media Buyers (brands, advertisers or agencies) and Media Sellers (publishers or media) to execute media advertising sales contracts. NYIAX receives a commission or fee upon completion of the media advertising contract. NYIAX does not take ownership or positions of the media at any time during the process.

Going Concern, Liquidity and Capital Resources

The Company believes it does not have sufficient cash to meet working capital and capital requirements for at least twelve months from the issuance of these financial statements.

Historically, the Company’s liquidity needs have been met by the sale of common shares, the issuance of common shares through the exercise of warrants, and issuance of convertible note payable. Without a new loan or other equity support, the Company would not be able to support the current operating plans through twelve months from the issuance of these financial statements. No assurance can be given at this time, however, as to whether we will be able to raise new equity or loan support.

The Company generated negative cash flows from operations of approximately $5.8 million for the twelve months ended December 31, 2022. Historically, the Company’s liquidity needs have been met by the sale of common shares, the issuance of common shares through the exercise of warrants, and sale of convertible notes payable.

As of December 31, 2022, NYIAX had total current assets of approximately $2.9 million, of which approximately $792,000 was cash and total current liabilities of approximately $7.4 million.

For the year ended December 31, 2022, the Company’s operations lost approximately $11.1 million of which approximately $3.6 million were non-cash expenses.

For the year ended December 31, 2022, the Company used approximately $5.8 million of cash in operating activities.

As of December 31, 2022, NYIAX had total current assets of approximately $2.9 million, of which approximately $792,000 was cash and total current liabilities of approximately $7.4 million, including approximately $2.4 million of convertible notes payable and accrued payment-in-kind interest. The convertible note was paid as a payment-in-kind in the Company’s common stock at the maturity date of the Note.

To enable the Company to meet immediate capital requirements until longer term requirements can be met, during the first quarter of fiscal year 2023, the Company sold convertible notes for two 2023 convertible notes offerings (“2023A and 2023B Convertible Note Payable”). 2023A Convertible Note Payable converted to common shares on February 7, 2023. 2023B Convertible Note Payable will convert upon when shares of common stock are sold to the public in the financing event. $1,970,000 of 2023B Convertible Note Payable were sold as of June 28, 2023 and the 2023B Convertible Note Payable was closed.

The Company is also subject to certain business risks, including dependence on key employees, competition, market acceptance of the Company’s platform, ability to source demand from buyers of advertising inventory and dependence on growth to achieve its business plan.

The Company has been and could in the future be adversely affected by health epidemics, such as the global COVID-19 pandemic. While the COVID-19 pandemic has generally accelerated a move from traditional media to digital media, many marketers have decreased or paused their advertising spending as a response to the economic uncertainty, decline in business activity, and other COVID-related impacts, which have negatively impacted, and may continue to negatively impact, our revenue and results of operations, the extent and duration of which we may not be able to accurately predict. As a result, our financial condition and results of operations may be adversely impacted.